Transactions with Related Parties (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Due from related companies	$ 15,248	$ 16,128
Trade Payables to related companies	17,432	28,547
Other Payables to related companies	1,460	2,131
Sales of Marine Petroleum Products	7,208,440	6,925,582	4,954,599
Cost of Marine Petroleum Products	6,939,636	6,668,622	4,736,066
Cost of voyage revenues	15,136	19,251	6,597
Voyage Revenues	22,726	22,775	7,261
Other Revenues	27,794	17,108	9,775
Aegean Oil
Related Party Transaction [Line Items]
Due from related companies	3,508	849
Trade Payables to related companies	17,031	28,547
Other Payables to related companies	531	221
Sales of Marine Petroleum Products	0	0	3,688
Cost of Marine Petroleum Products	455,476	404,988	303,620
Cost of voyage revenues	1,868
Voyage Revenues	542	588
Aegean Shipping Management
Related Party Transaction [Line Items]
Due from related companies	4,713	6,417
Other Payables to related companies		1,637
Sales of Marine Petroleum Products	7,133	8,574	7,619
General Maritime
Related Party Transaction [Line Items]
Due from related companies	1,757	3,593
Sales of Marine Petroleum Products	30,628	38,681	30,030
Fairy Marine
Related Party Transaction [Line Items]
Due from related companies	62	1,253
Melco
Related Party Transaction [Line Items]
Trade Payables to related companies	401
Sales of Marine Petroleum Products	4,631
Cost of Marine Petroleum Products	2,640
Aegean V
Related Party Transaction [Line Items]
Due from related companies	4,367	2,791
Voyage Revenues	8,141	7,019
Other
Related Party Transaction [Line Items]
Due from related companies	841	1,225
Other Payables to related companies	929	273
Voyage Revenues	72	101
Other Revenues		154
Total
Related Party Transaction [Line Items]
Due from related companies	15,248	16,128
Trade Payables to related companies	17,432	28,547
Other Payables to related companies	1,460	2,131
Sales of Marine Petroleum Products	42,392	47,255
Cost of Marine Petroleum Products	458,116	404,988
Cost of voyage revenues	1,868
Voyage Revenues	8,755	7,708
Other Revenues		$ 154